Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Gross written premiums	$ 66,242	$ 39,994	$ 178,619	$ 111,348	$ 154,891	$ 120,234	$ 82,287
Ceded written premiums	(28,060)	(20,764)	(78,797)	(61,200)	(82,949)	(46,951)	(29,636)
Net written premiums	38,182	19,230	99,822	50,148	71,942	73,283	52,651
Change in unearned premiums	(10,520)	(3,194)	(30,602)	2,132	(2,045)	(17,738)	(12,329)
Net earned premiums	27,662	16,036	69,220	52,280	69,897	55,545	40,322
Net investment income	1,729	865	4,172	2,211	3,238	2,125	1,615
Net realized and unrealized gains on investments	361	1,336	3,265	969	(2,569)	608	499
Commission and other income	709	679	2,017	1,869	2,405	1,188	260
Total revenues	30,461	18,916	78,674	57,329	72,971	59,466	42,696
Expenses:
Losses and loss adjustment expenses	2,439	5,374	3,398	7,043	6,274	12,125	7,292
Acquisition expenses	10,243	6,392	26,189	21,632	28,224	25,522	17,340
Other underwriting expenses (includes stock-based compensation of $410 and $0 for the three months ended September 30, 2019 and 2018, respectively and $23,677 and $0 for the nine months ended September 30, 2019 and 2018, respectively)	8,330	4,976	44,348	13,119	17,957	15,146	10,153
Interest expense		605	1,068	1,444	2,303	1,745	1,634
Total expenses	21,012	17,347	75,003	43,238	54,758	54,538	36,419
Income before income taxes	9,449	1,569	3,671	14,091	18,213	4,928	6,277
Income tax expense (benefit)	1,995	3	3,929	(1)	(6)	1,145	(337)
Net income (loss)	7,454	1,566	(258)	14,092	18,219	3,783	6,614
Other comprehensive income, net:
Net unrealized gains (losses) on securities available for sale for the three and nine months ended September 30, 2019 and 2018, respectively	974	(309)	6,459	(1,299)	(341)	1,522	1,475
Net comprehensive income	$ 8,428	$ 1,257	$ 6,201	$ 12,793	$ 17,878	$ 5,305	$ 8,089
Per Share Data:
Basic earnings per share	$ 0.32	$ 0.09	$ (0.01)	$ 0.83
Diluted earnings per share	$ 0.31	$ 0.09	$ (0.01)	$ 0.83
Weighted-average common shares outstanding:
Weighted-average common shares outstanding, basic	23,468,750	17,000,000	20,838,599	17,000,000
Weighted-average common shares outstanding, diluted	23,885,137	17,000,000	20,838,599	17,000,000